GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Sep. 30, 2013
GOODWILL AND OTHER INTANGIBLE ASSETS
Schedule of goodwill and intangible assets

	As of and for the Years Ended September 30,
	2013			2012
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Value	Amount	Amortization	Value

Customer relationships	$11,000,000	$(9,600,416)	$1,399,584	$11,000,000	$(8,881,052)	$2,118,948
Agent relationships	700,000	(579,508)	120,492	700,000	(525,464)	174,536
Vendor relationships	1,700,000	(1,408,780)	291,220	1,700,000	(1,275,244)	424,756
Trade name	7,000,000	(5,013,096)	1,986,904	7,000,000	(4,373,880)	2,626,120
Technology	4,000,000	(4,000,000)	—	4,000,000	(3,839,760)	160,240

Total amortizable intangibles	$24,400,000	$(20,601,800)	$3,798,200	$24,400,000	$(18,895,400)	$5,504,600

Goodwill	$31,474,280	$—	$31,474,280	$31,474,280	$—	$31,474,280

Schedule of expected amortization expense of currently recorded amortizable intangibles
Years Ended	Annual Amortization
September 30,	Expense

2014	1,243,000
2015	1,027,000
2016	847,000
2017	681,200

Total	$3,798,200